Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) - USD ($)			3 Months Ended						12 Months Ended
	Jan. 30, 2020	Feb. 13, 2018	Sep. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Stockholder's deficit				$ (5,407,051)	$ (5,252,478)	$ (4,998,754)	$ (4,355,066)	$ (5,522,471)	$ (5,252,478)	$ (4,795,694)	$ (4,113,182)
Working capital deficit				(6,932,492)	6,785,689				6,785,689
Net loss				(313,574)	(328,723)	$ (658,688)	$ (841,795)	(726,777)	(2,555,983)	(2,810,017)
Accumulated deficit				(14,529,292)	(14,215,718)				(14,215,718)	(11,599,735)
Net cash used in operating activities				39,493				(332,012)	(2,224,168)	(1,442,899)
FDIC insured amount				250,000	250,000				250,000
Reserve for potentially un-collectable accounts				82,000	82,000				82,000	57,000
Bad debt expense									128,463	50,000
Purchase of lease receivable asset				1,309,527				1,309,527	1,309,527
Recognized value				217,584				$ 217,584	217,584
Inventory reserves				$ 250,000	250,000				$ 250,000	250,000
Final payment percentage				10.00%					10.00%
Deferred revenue				$ 33,000					$ 47,750	$ 33,000
Amount billed for labor, installation and commissioning services				$ 150,000	$ 150,000				$ 150,000
Outstanding common shares				762,130,989	753,907,656				753,907,656	555,582,656
Basic weighted average common shares and equivalents				758,170,513				566,027,100	641,349,437	553,354,983
Number of shares convertible into additional common shares	1,700,000			498,211,169					8,125,000
Preferred stock convertible shares				8,125,000
Additional common shares price per share				$ 0.08	$ 0.08				$ 0.08
Number of shares common stock warrants convertible				174,250,000					174,250,000
Research and development expense
Share-based compensation										$ 353,140
Income tax examination description				On December 22, 2018 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the "Tax Act") was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate ("Federal Tax Rate") from 35% to 21% effective January 1, 2018. The Company will compute its income tax expense the three months ended March 31, 2020 using a Federal Tax Rate of 21%.					On December 22, 2018 H.R. 1, originally known as the Tax Cuts and Jobs Act, (the "Tax Act") was enacted. Among the significant changes to the U.S. Internal Revenue Code, the Tax Act lowers the U.S. federal corporate income tax rate ("Federal Tax Rate") from 35% to 21% effective January 1, 2018. The Company will compute its income tax expense for the three months ended September 30, 2019 using a Federal Tax Rate of 21%.
Federal corporate income tax rate				21.00%					21.00%
Net operating loss carry-forward				$ (5,679,574)	$ (5,366,000)				$ (5,366,000)
Deferred tax asset future periods				The deferred tax asset may be recognized in future periods, not to exceed 20 years.					The deferred tax asset may be recognized in future periods, not to exceed 20 years.
Valuation allowance				$ 1,192,711	$ 1,126,860				$ 1,126,860	$ 515,944
Common stock, shares par value				$ 0.001	$ 0.001				$ 0.001	$ 0.001
Nevada Corporation [Member] | Stock Purchase Agreement [Member]
Proceeds from issuance of common stock		$ 907,388
Number of restricted shares issuance		302,462,667
Common stock, shares par value		$ 0.001
Corporation and Confections Ventures Limited [Member] | Convertible Note Purchase Agreement [Member]
Debt principal amount		$ 939,500
Debt interest rate		10.00%
Debt conversion price per share		$ 0.003
Debt maturity date		Feb. 13, 2020
Volatility [Member] | Minimum [Member]
Derivative liability percentage				90.00%
Volatility [Member] | Maximum [Member]
Derivative liability percentage				112.00%
Risk Free Interest Rate [Member]
Derivative liability percentage				0.15%
Forecast [Member] | 120 Months [Member]
Lease due amount			$ 20,000